Income Tax Expense	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Income Tax Expense
NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Current tax
Current tax on profits for the fiscal year	—	34	33

Total current tax expense	—	34	33

Deferred income tax
Decrease in deferred tax assets	(2,326,468)	244,144	358,825
Decrease in deferred tax liabilities	2,326,468	(244,144)	(358,825)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	34	33

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(39,896,348)	(32,210,792)	(29,902,591)
Tax at the Australian tax rate of 25% (2022:25%, 2021:26%)	(9,974,087)	(8,052,698)	(7,774,674)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	500,393	371,710	464,324
Other non-deductible expenses	332,523	1,485,059	1,239,756
Non-assessable income	(828,500)	(783,318)	(541,122)
Deductible capital listing fee	(507,561)	(368,398)	(259,458)
Adjustment of current tax for prior period	—	148,303	—
Difference in overseas tax rates*	5,442,226	4,118,372	2,132,187

	(5,035,006)	(3,080,970)	(4,738,987)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	5,035,006	3,080,936	4,738,954

Income tax expense**	—	(34)	(33)

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2023, 2022 and 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2023	June 30, 2022	June 30, 2021
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	221,070,595	206,764,587	195,098,009

Total deferred tax assets for tax losses not recognized	42,042,046	43,688,958	43,593,823

The above potential tax benefit for tax losses has not been recognised in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2023 was $221,070,595 (2022: $206,764,587). Utilisation of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits against which to utilize the losses.